ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Q1) (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Accounts payable	$ 1,147,700	$ 1,600,700
Other accrued expenses	5,526,100	0
Income tax payable	2,522,700	0
Franchise tax payable	508,200	0
Accounts payable and accrued expenses	$ 9,704,700	$ 1,600,700	$ 268,700